INCOME TAXES (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards	$ 136,600	$ 106,000
Deferred Tax Assets, Gross	46,400	36,000
Valuation Allowance, Percentage	100.00%
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 10,400	$ 5,000